Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal		$ 104
State	15	12
Foreign	2,131	807
Deferred	(413)	(150)
Total income tax provision	$ 1,733	$ 773